DEBT (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 17, 2023	Jan. 31, 2024	Aug. 31, 2023	Apr. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Equity investment					$ 15,000
Proceeds from equity investment					15,000
Conversion amount					$ 350,000
Discount rate					75.00%
Repayment of debt					$ 1,100
Interest payable					1,164
Other liability	$ 150,000				150,000
Bridge loans					$ 949
Share price					$ 7.0265
Warrants issued					1,112,930
Debt discount					$ 865
Warrants exercised					0
Warrants outstanding					512,346
Additional paid-in capital upon issuance of the warrants					$ 865
Third Year Anniversary [Member]
Short-Term Debt [Line Items]
Warrants issued					796,938
Fourth Year Anniversary [Member]
Short-Term Debt [Line Items]
Warrants issued					315,947
Warrants [Member]
Short-Term Debt [Line Items]
Warrants issued					512,346
Warrants outstanding					1,458,337
Additional paid-in capital upon issuance of the warrants					$ 2,364
Subsequent Event [Member]
Short-Term Debt [Line Items]
Additional financing				$ 3,014
Warrants issued		600,584
Safe Liability [Member]
Short-Term Debt [Line Items]
Convertible loan					1,366	$ 1,267
Other liability					$ 200,000		$ 12,638	$ 200,000
Conversion discount	25.00%				25.00%	25.00%	25.00%	15.00%
Related Party [Member]
Short-Term Debt [Line Items]
Convertible loan						$ 2,350
Bridge loans					$ 400
Warrants issued					113,855
Debt discount					$ 193
Investor [Member]
Short-Term Debt [Line Items]
Convertible loan					$ 99
Lender [Member]
Short-Term Debt [Line Items]
Interest rate					15.00%
Bridge loans					$ 1,000
Lender [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Additional financing		$ 750
Third Parties [Member]
Short-Term Debt [Line Items]
Additional financing from third parties					2,000
Additional financing				$ 3,014	$ 2,050
Third Parties [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Additional financing		$ 1,110
Promissory Note [Member]
Short-Term Debt [Line Items]
Interest rate					15.00%
Secured promissory note					$ 250
Conversion price					$ 7.0265
Convertible Loans [Member]
Short-Term Debt [Line Items]
Convertible loan			$ 1,100		$ 495	$ 7,435
Interest rate					2.00%	2.00%
Repayment of debt			1,384
Interest payable			$ 284
Noteholders [Member]
Short-Term Debt [Line Items]
Interest rate						20.00%